Dividends (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Dividends on Ordinary Capital

The Boards have determined to pay a quarterly interim dividend for Q1 2018 and Q2 2018 at the following rates which are equivalent in value between the two companies at the rate of exchange applied under the terms of the Equalisation Agreement:

	Q1 2018		Q2 2018
Per Unilever N.V. ordinary share		€0.3872		€0.3872
Per Unilever PLC ordinary share		£0.3341		£0.3435
Per Unilever N.V. New York share	US$	0.4789	US$	0.4531
Per Unilever PLC American Depositary Receipt	US$	0.4789	US$	0.4531

Summary of Quarterly Dividend Calendar

The quarterly dividend calendar for the remainder of 2018 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Quarterly dividend – for Q2 2018	19 July 2018	2 August 2018	3 August 2018	5 September 2018
Quarterly dividend – for Q3 2018	18 October 2018	1 November 2018	2 November 2018	5 December 2018